Acquisitions (Schedule of Purchase Price Allocations) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		0 Months Ended
	Jan. 31, 2013	Dec. 31, 2013	Mar. 31, 2014	Jan. 29, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture
Assets
Financial assets					$ 34,242
Proved natural gas properties, net					288,000
Unproved natural gas properties					55,000
Goodwill		0	338,036		338,036
Liabilities
Financial liabilities					(49,313)
Long-term debt					(75,400)
Deferred tax liability					(17,933)
Total identifiable net assets					572,632
Cash paid for acquisitions	3,300	1,000		100,000
Fair value of equity issued				222,000
Fair value of pre-existing equity investment				250,632
Total consideration				$ 572,632